Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Chester Funds
Entity Central Index Key	0000752177
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000007072 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement Income Fund
Class Name	Investor Shares
Trading Symbol	VTINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 35,305,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$35,305
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	37.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	17.7%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.6%
Vanguard Total International Bond II Index Fund Institutional Shares	15.5%
Vanguard Total International Stock Index Fund Investor Shares	12.4%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007075 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2025 Fund
Class Name	Investor Shares
Trading Symbol	VTTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 73,271,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$73,271
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	30.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	28.5%
Vanguard Total International Stock Index Fund Investor Shares	19.6%
Vanguard Total International Bond II Index Fund Institutional Shares	12.6%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	8.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007076 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2035 Fund
Class Name	Investor Shares
Trading Symbol	VTTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[3]
Net Assets	$ 118,627,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$118,627
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	39.2%
Vanguard Total International Stock Index Fund Investor Shares	27.3%
Vanguard Total Bond Market II Index Fund Investor Shares	23.2%
Vanguard Total International Bond II Index Fund Institutional Shares	9.6%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007077 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2045 Fund
Class Name	Investor Shares
Trading Symbol	VTIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[4]
Net Assets	$ 108,608,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$108,608
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	47.8%
Vanguard Total International Stock Index Fund Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	12.9%
Vanguard Total International Bond II Index Fund Institutional Shares	5.4%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034438 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2020 Fund
Class Name	Investor Shares
Trading Symbol	VTWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[5]
Net Assets	$ 33,776,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$33,776
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	35.5%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	20.1%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	15.0%
Vanguard Total International Bond II Index Fund Institutional Shares	15.0%
Vanguard Total International Stock Index Fund Investor Shares	13.8%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034439 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2030 Fund
Class Name	Investor Shares
Trading Symbol	VTHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
Net Assets	$ 106,983,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$106,983
Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	34.6%
Vanguard Total Bond Market II Index Fund Investor Shares	28.2%
Vanguard Total International Stock Index Fund Investor Shares	24.3%
Vanguard Total International Bond II Index Fund Institutional Shares	11.8%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	0.4%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034440 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2040 Fund
Class Name	Investor Shares
Trading Symbol	VFORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[7]
Net Assets	$ 108,440,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$108,440
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	43.5%
Vanguard Total International Stock Index Fund Investor Shares	30.2%
Vanguard Total Bond Market II Index Fund Investor Shares	18.1%
Vanguard Total International Bond II Index Fund Institutional Shares	7.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034441 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2050 Fund
Class Name	Investor Shares
Trading Symbol	VFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[8]
Net Assets	$ 95,820,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$95,820
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.3%
Vanguard Total International Stock Index Fund Investor Shares	36.6%
Vanguard Total Bond Market II Index Fund Investor Shares	7.4%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000091317 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2055 Fund
Class Name	Investor Shares
Trading Symbol	VFFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[9]
Net Assets	$ 67,316,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$67,316
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000108861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2060 Fund
Class Name	Investor Shares
Trading Symbol	VTTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[10]
Net Assets	$ 40,773,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$40,773
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000180147 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2065 Fund
Class Name	Investor Shares
Trading Symbol	VLXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[11]
Net Assets	$ 14,455,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$14,455
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.5%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000234832 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2070 Fund
Class Name	Investor Shares
Trading Symbol	VSVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[12]
Net Assets	$ 2,856,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$2,856
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.4%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	6.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.9%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.